Consolidated Statements of Stockholders' Equity (Annual) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Apr. 30, 2019	$ 378	$ 2,201,497	$ (3,067,133)	$ (865,258)
Beginning balance (in shares) at Apr. 30, 2019	377,685
Q4 stock-based compensation	$ 1	19,687		19,688
Q1 stock-based compensation (in shares)	1,406
Net income, April 30, 2021			24,475	24,475
Ending balance, value at Jul. 31, 2019	$ 379	2,221,184	(3,042,658)	(821,095)
Ending balance at Jul. 31, 2019	379,091
Q4 stock-based compensation	$ 38	917,305		917,343
Q1 stock-based compensation (in shares)	37,656
Net income, April 30, 2021			542,451	542,451
Ending balance, value at Oct. 31, 2019	$ 417	3,138,489	(2,500,207)	638,699
Ending balance at Oct. 31, 2019	416,747
Q4 stock-based compensation		1,500		1,500
Q1 stock-based compensation (in shares)	156
Net income, April 30, 2021			595,174	595,174
Ending balance, value at Jan. 31, 2020	$ 417	3,139,989	(1,905,033)	1,235,373
Ending balance at Jan. 31, 2020	416,903
Q4 stock-based compensation		1,032		1,032
Q1 stock-based compensation (in shares)	156
Net income, April 30, 2021			(557,249)	(557,249)
Ending balance, value at Apr. 30, 2020	$ 417	3,141,021	(2,462,282)	679,156
Ending balance at Apr. 30, 2020	417,059
Q4 stock-based compensation		1,406		1,406
Q1 stock-based compensation (in shares)	156
Net income, April 30, 2021			30,871	30,871
Ending balance, value at Jul. 31, 2020	$ 417	3,142,427	(2,431,411)	711,433
Ending balance at Jul. 31, 2020	417,215
Q4 stock-based compensation	$ 2	18,555		18,557
Q1 stock-based compensation (in shares)	2,240
Net income, April 30, 2021			30,022	30,022
Ending balance, value at Oct. 31, 2020	$ 419	3,160,982	(2,401,389)	760,012
Ending balance at Oct. 31, 2020	419,455
Q4 stock-based compensation	$ 1	6,239		6,240
Q1 stock-based compensation (in shares)	937
Net income, April 30, 2021			42,642	42,642
Shares issued to acquire funding portal	$ 1,666	11,329,582		11,331,248
Shares issued to acquire funding portal, shares	1,666,360
Return of shares of common stock	$ (5)	5
Return of shares of common stock, shares	(5,000)
Ending balance, value at Jan. 31, 2021	$ 2,081	14,496,808	(2,358,747)	12,140,142
Ending balance at Jan. 31, 2021	2,081,752
Q4 stock-based compensation	$ 96	657,180		657,276
Q1 stock-based compensation (in shares)	95,937
Net income, April 30, 2021			1,366,125	1,366,125
Shares issued for debt settlement	$ 1	14,999		15,000
Shares issued for debt settlement, shares	1,077
Ending balance, value at Apr. 30, 2021	$ 2,178	15,168,987	(992,622)	14,178,543
Ending balance at Apr. 30, 2021	2,178,766
Net income, April 30, 2021			1,457,410	1,457,410
Shares issued to acquire funding portal	$ 362	3,523,100		3,523,462
Shares issued to acquire funding portal, shares	361,736
Ending balance, value at Jul. 31, 2021	$ 2,718	20,298,360	464,788	20,765,866
Ending balance at Jul. 31, 2021	2,718,373
Net income, April 30, 2021			(274,156)	(274,156)
Ending balance, value at Oct. 31, 2021	$ 2,719	$ 20,308,432	$ 190,632	$ 20,501,783
Ending balance at Oct. 31, 2021	2,719,310